CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 602,270,607	$ 87,321,030	¥ 584,762,494
Restricted cash (including RMB212,812,257 and RMB[398,439,250] from Consolidated Trusts and Partnerships as of December 31, 2021 and 2022, respectively)	404,689,250	58,674,426	407,276,342
Accounts receivable and contract assets, net of allowance of RMB25,867,957 and RMB21,875,166 as of December 31, 2021 and 2022, respectively (including RMB8,335,518 and RMB37,262,868 from Consolidated Trusts and Partnerships as of December 31, 2021 and 2022, respectively)	1,161,911,740	168,461,367	747,480,118
Loans at fair value (including RMB389,679,352 and RMB120,279,612 from Consolidated Trusts and Partnerships as of December 31, 2021 and 2022, respectively)	120,279,612	17,438,904	389,679,352
Deposits to institutional cooperators, net	1,770,317,425	256,671,899	1,500,406,750
Prepaid expenses and other current assets, net (including RMB7,889,836 and RMB6,097,222 from Consolidated Trusts and Partnerships as of December 31, 2021 and 2022, respectively)	71,082,341	10,305,971	213,127,478
Financial guarantee derivative			11,816,799
Deferred tax assets, net	88,428,436	12,820,918	274,868,534
Long-term investments	495,994,880	71,912,498	560,038,353
Financial investments	192,619,850	27,927,253	82,843,800
Property and equipment, net	5,861,360	849,817	6,188,262
Intangible assets, net	36,549,922	5,299,241	36,816,984
Other non-current assets	67,203,542	9,743,598	31,277,378
TOTAL ASSETS	8,837,663,448	1,281,340,754	7,342,738,892
LIABILITIES
Payable to investors and institutional funding partners at amortized cost (including RMB1,466,068,260 and RMB2,627,910,203 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the company as of December 31, 2021 and 2022, respectively)	2,627,910,203	381,011,164	1,487,378,613
Payable to investors at fair value (including RMB462,714,400 and RMB141,288,810 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	141,288,810	20,484,952	462,714,400
Financial guarantee derivative (including RMB565,953,269 and RMB107,890,394 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	107,890,394	15,642,637	565,953,269
Short-term borrowings (including nil and RMB20,000,000 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	70,208,800	10,179,319	166,500,000
Accrued payroll and welfare (including RMB8,959,248 and RMB12,047,490 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	63,681,358	9,232,929	44,605,137
Other taxes payable (including RMB100,333,129 and RMB123,105,603 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	255,690,734	37,071,671	219,545,929
Income taxes payable (including RMB8,189,833 and income tax receivable of RMB1,870,729 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	270,088,963	39,159,219	117,148,450
Deposit payable to channel cooperators	19,700,235	2,856,266	21,012,235
Accrued expenses and other current liabilities (including RMB85,485,440 and RMB[ ] from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	476,034,533	69,018,520	268,966,550
Other non-current liabilities (including nil and RMB1,937,009 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2021 and 2022, respectively)	51,193,049	7,422,294	12,019,348
Deferred tax liabilities	721,677	104,633
TOTAL LIABILITIES	4,084,408,756	592,183,604	3,365,843,931
Commitments and Contingencies
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 shares authorized as of December 31, 2021 and 2022; 329,117,943 and 329,117,943 shares issued as of December 31, 2021 and 2022; 329,117,943 and 287,918,569 shares outstanding as of December 31, 2021 and 2022)	206,793	29,982	206,793
Treasury stock (nil and 41,199,374 shares as of December 31, 2021 and 2022)	(124,596,781)	(18,064,835)
Additional paid-in capital	3,191,193,773	462,679,606	3,159,522,737
Retained earnings	1,622,852,316	235,291,468	810,855,877
Other comprehensive income	63,598,591	9,220,929	6,309,554
Total X Financial shareholders' equity	4,753,254,692	689,157,150	3,976,894,961
TOTAL EQUITY	4,753,254,692	689,157,150	3,976,894,961
TOTAL LIABILITIES AND EQUITY	8,837,663,448	1,281,340,754	7,342,738,892
Xiaoying Housing Loan [Member]
ASSETS
Loan receivable from Xiaoying Housing Loans, net	10,061,258	1,458,745	12,083,317
Xiaoying Credit Loans and Revolving Loans [Member]
ASSETS
Loan receivable from Xiaoying Housing Loans, net	¥ 3,810,393,225	$ 552,455,087	¥ 2,484,072,931